Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 31,131	$ 31,189
Long-term debt	33,318	33,405
Less: Deferred financing costs and debt discounts	(212)	(191)
Less: Current installments of long-term debt	(2,383)	(1,990)
Long-term debt less current portion and deferred financing costs and debt discounts	30,723	31,224
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(1,544)	(1,860)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 2,187	$ 2,216